Income (loss) Before Income Taxes for Domestic and Foreign Entities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income (loss) before income taxes, domestic	$ (12,037)	$ (12,761)	$ (8,080)
Income (loss) before income taxes, foreign	90,537	73,329	45,228
INCOME BEFORE INCOME TAX	$ 78,500	$ 60,568	$ 37,148